Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepayments and other receivables
Financial guarantee fee receivable, gross		¥ 174
Less: impairment loss allowance		(74)	¥ (7,335)	¥ (20,782)
Financial guarantee fee receivable, net (Note a)		100	47,961
Deposits receivable	¥ 539,625	282,864
Value-added-tax deductible	53,437	40,730
Receivable from disposal of equipment to related parties	534,842	239,281
Advance to suppliers	93,230	41,446
Advance to staffs	42,343	38,679
Receivables for value-added-tax paid on behalf of wealth management products	6,881	5,007
Others	20,119	37,851
Less: impairment loss allowance	(2,968)	(3,349)	¥ (1,332)	¥ (1,068)
Total	¥ 752,667	¥ 443,328